Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2017
Text Block [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2017	2016
Project-related provisions	$227,049	$208,357
Taxes payable	34,143	38,430
Dividends payable(1)	31,736	28,693
Derivative instruments(2)	5,685	4,407
Other	369,474	331,818

	$668,087	$611,705

(1)	The amounts payable as a result of the August 2, 2017 and the July 26, 2016 dividend declarations. See Note 18 to the consolidated financial statements.
(2)	Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments. See Note 6 to the consolidated financial statements.